Other Current Assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

7 — OTHER CURRENT ASSETS

Other current assets consisted of the following:

	Dec 31, 2023	Dec 31, 2022
Deferred VAT	2,251,049	3,134,708
Prepayments	846,372	297,319
Other	150,219	135,302
Total	3,247,640	3,567,329